Financing Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Financing Income And Expenses [Abstract]
Schedule of financing income and expenses
	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2023	2022*	2022*
	USD thousands	USD thousands	USD thousands
Financial Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	1,594	80	3,902
Interest income in cash and cash equivalents	193	-	85
Net foreign exchange income	-	982	891
Total Financial Income	1,787	1,062	4,878

Financial Expenses
Interest expense on lease liabilities	183	135	259
Net foreign exchange loss	66	-	-
Derivative issuance expenses	982	-	-
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	787	-	-
Loss from investment in financial assets through profit or loss fair value	27	-	-
Bank interest and commission expenses	3	1	14
Total Financial Expenses	2,048	136	273

Net financing expenses (income) recognized in profit or loss	261	(926)	(4,605)

*Restated- see Note 3 for discontinued operation